Commitments and Contingencies (Details) $ in Thousands		6 Months Ended
	Mar. 07, 2023 t	Jun. 30, 2023 USD ($) $ / €	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident		$ 1,000,000
Closing period for relevant insurance policy year		3 years
Non-cancelable time charter contract revenue, 2024		$ 44,927
Non-cancelable time charter contract revenue, 2025		$ 7,420
Office Leases [Abstract]
Weighted-average remaining lease term		2 years 1 month 2 days
Operating lease liability		$ 127		$ 163
Operating right-of-use asset		$ 127		163
Weighted average discount rate		4.00%
Monthly rent expense		$ 7
Exchange rate | $ / €		1.098
Rent expense		$ 46	$ 47
Impairment charge		0	$ 0
Office Rental Obligations [Abstract]
Year 1		65
Year 2		62
Year 3		10
Total		137
Less imputed interest		(10)
Present value of lease liabilities		127		163
Lease liabilities, current		61		73
Lease liabilities, non- current		$ 66		$ 90
Maximum [Member]
Office Leases [Abstract]
Term of leases		3 years
Shipbuilding Contract for Construction of Oil Tanker [Member]
Shipbuilding Contract for Construction of Oil Tanker [Abstract]
DWT | t	114,000
Remaining installments payable		$ 53,762